EQUITY (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Currency translation adjustment [Abstract]
Other comprehensive income (loss) before reclassifications, currency translation adjustments	$ (46)
Currency translation adjustment, included in financial expenses - net	17
Net other comprehensive income (loss) before tax, currency translation adjustments	(29)
Income tax related to items of other comprehensive income (loss), currency translation adjustments	5
Net other comprehensive income (loss) after tax, currency translation adjustment	(24)
Unrealized gain (loss) from available-for-sale securities
Other comprehensive income (loss) before reclassifications, available-for-sale-securities	18
Gains on marketable securities, included in financial expenses - net	(6)
Net other comprehensive income (loss) before tax, available-for-sale-securities	12
Income tax related to items of other comprehensive income (loss), available-for-sale-securities	0
Net other comprehensive income (loss) after tax, available-for-sale-securities	12
Unrealized (gain) loss from cash flow hedge
Other comprehensive income (loss) before reclassifications, cash flow hedges	(111)
Loss on derivative financial instruments, included in net revenues	7
Net other comprehensive income (loss) before tax, cash flow hedges	(104)
Income tax related to items of other comprehensive income (loss), cash flow hedges	0
Net other comprehensive income (loss) after tax, cash flow hedges	(104)
Defined benefit plan items
Other comprehensive income (loss) before reclassifications, defined benefit plan	20
Loss on defined benefit plans, included in various statement of income items	24
Net other comprehensive income (loss) before tax, defined benefit plan	(44)
Income tax related to items of other comprehensive income (loss), defined benefit plan	2
Net other comprehensive income (loss) after tax, defined benefit plan	(42)
Changes in the components of accumulated other comprehensive loss:
Other comprehensive income (loss) before reclassifications	(119)
Amounts reclassified from accumulated other comprehensive loss before tax:
Currency translation adjustment, included in financial expenses - net	17
Gains on marketable securities, included in financial expenses - net	(6)
Loss on derivative financial instruments, included in net revenues	7
Loss on defined benefit plans, included in various statement of income items	24
Amounts reclassified from accumulated other comprehensive loss before tax	42
Net other comprehensive income (loss) before tax	(77)
Income tax related to items of other comprehensive income (loss)	3
Net other comprehensive income (loss) after tax	$ (74)